UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
(Address of principal executive offices)     (Zip code)

Teresa Axelson
44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2013

Security Description	Shares	Value
Common Stock (96.17%)

Basic Materials (1.36%)
Kingboard Chemical Holdings Ltd	12,500	35,588
Lee & Man Paper Manufacturing Ltd	39,000	30,547
Angang Steel Co Ltd	36,000	19,710
Zijin Mining Group Co Ltd	350,000	115,425
Total Basic Materials		201,270

Communications (9.02%)
Tencent Holdings Ltd	11,100	352,910
China Mobile Ltd	64,000	677,716
Chunghwa Telecom Co Ltd	100,000	308,335
Total Communications		1,338,961

Consumer, Cyclical (6.01%)
Great Wall Motor Co Ltd	32,500	110,112
Haier Electronics Group Co Ltd	66,000	105,259
Formosa International Hotels Corp	16,000	180,854
Sands China Ltd	50,000	259,258
SA SA International Holdings Ltd	150,000	145,120
Intime Department Store Group Co Ltd	81,000	92,034
Total Consumer, Cyclical		892,637

Consumer, Non-Cyclical (3.54%)
Uni-President Enterprises Corp	49,100	93,102
Want Want China Holdings Ltd	200,000	306,600
TTY Biopharm Co Ltd	12,000	39,327
Sinopharm Group Co Ltd	26,700	86,162
Total Consumer, Non-Cyclical		525,191

Diversified (0.24%)
Wharf Holdings Ltd	4,000	35,658
Total Diversified		35,658

Energy (8.81%)
China Shenhua Energy Co Ltd	50,000	181,641
Shougang Fushan Resources Group Ltd	64,000	28,527
GCL-Poly Energy Holdings Ltd	156,000	31,752
CNOOC Ltd	350,000	672,718
China Petroleum & Chemical Corp	100,000	117,745
PetroChina Co Ltd	210,000	275,399
Total Energy		1,307,782

Financial (37.40%)

Banks (17.58%)
China Construction Bank Corp	1,000,000	816,742
Industrial & Commercial Bank of China Ltd	1,100,000	770,881
China Minsheng Banking Corp Ltd	27,500	35,037
BOC Hong Kong Holdings Ltd	70,000	233,557
Chongqing Rural Commercial Bank	67,000	35,819
Hang Seng Bank Ltd	10,000	160,385
Bank of China Ltd	1,200,000	556,518
		2,608,939

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2013

Diversified Financial Services (3.01%)
Hong Kong Exchanges and Clearing Ltd	10,000	170,305
China Everbright Ltd	20,000	31,742
Mega Financial Holding Co Ltd	6,000	4,846
Fubon Financial Holding Co Ltd	167,713	239,770
		446,663

Insurance (3.44%)
AIA Group Ltd	50,000	219,000
PICC Property & Casualty Co Ltd	26,000	33,394
China Life Insurance Co Ltd	100,000	258,936
		511,330

Real Estate (13.37%)
Sino-Ocean Land Holdings Ltd	54,500	32,858
China Resources Land Ltd	14,000	39,137
Kerry Properties Ltd	30,000	133,139
China Overseas Land & Investment Ltd	80,000	220,546
Hysan Development Co Ltd	40,000	201,995
Cheung Kong Holdings Ltd	25,000	369,080
Sun Hung Kai Properties Ltd	30,000	404,249
New World Development Co Ltd	23,000	38,933
Link REIT/The	100,000	544,924
		1,984,861

Total Financial		5,551,793

Industrial (8.52%)
BBMG Corp	29,000	23,648
China National Building Material Co Ltd	16,000	20,138
Tianneng Power International Ltd	150,000	100,289
Hon Hai Precision Industry Co Ltd	41,638	115,156
China State Construction International Holdings Ltd	500,000	684,054
China Everbright International Ltd	411,200	295,056
Fosun International Ltd	39,000	26,527
Total Industrial		1,264,868

Technology (15.32%)
Lenovo Group Ltd	36,000	35,756
Asustek Computer Inc	30,000	356,659
MediaTek Inc	25,000	284,258
Taiwan Semiconductor Manufacturing Co Ltd	308,284	1,030,964
Chipbond Technology Corp	250,000	566,006
Total Technology		2,273,643

Utilities (5.95%)
China Resources Power Holdings Co Ltd	142,000	425,312
Power Assets Holdings Ltd	30,000	283,090
Hong Kong & China Gas Co Ltd	60,000	175,071
Total Utilities		883,473

Total Common Stock (Cost $11,975,655)		14,275,276

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2013

Short-Term Investments (3.51%)
Time Deposit (3.51%)
Bank of America, London, United Kingdom, 0.03%, Due 04/01/13	520,426

Total Short-Term Investments (Cost $520,426)	520,426

Total Investments (Cost $12,496,081) (a) (99.68%)	14,795,702
Other Net Assets (0.32%)	47,520
Net Assets (100.00%)	14,843,222

(a) March 31, 2013, unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$2,475,619
Unrealized depreciation	(175,998)
Net unrealized appreciation	$2,299,621

Fair Value Measurements -

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at March 31, 2013 using fair value hierarchy:

	Level 1(b)	Level 2(b)	Level 3(b)	Total
Investments, in securities
Common stocks (a)	$14,275,276	$-	$-	$14,275,276
Rights and warrants	-	-	-	$-
Short term securities	520,426	-	-	$520,426
Total investments in securities	$14,795,702	$-	$-	$14,795,702

(a)	For a detailed breakout of common stocks by major industry classification, please refer to the Portfolio of Investments.

(b)	There were no transfers in or out of Level 1, Level 2 and Level 3 during the period ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: May 15, 2013

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: May 15, 2013